Quarterly Results Of Operations	12 Months Ended
Mar. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

Note 15. Quarterly Results of Operations (unaudited)

The following table sets forth a summary of our unaudited quarterly operating results for each of the last eight quarters in the period ended March 31, 2011. This data has been derived from our unaudited consolidated interim financial statements which, in our opinion, have been prepared on substantially the same basis as the audited financial statements contained elsewhere in this report and include all normal recurring adjustments necessary for a fair presentation of the financial information for the periods presented. These unaudited quarterly results should be read in conjunction with our financial statements and notes thereto included elsewhere in this report. The operating results in any quarter are not necessarily indicative of the results that may be expected for any future period (in thousands except earnings per share).

	Quarter Ended
	Mar. 31, 2011	Dec. 31, 2010	Sept. 30, 2010	June 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sept. 30, 2009	June 30, 2009
	(Unaudited)
Revenues:	$100	$100	$124	$152	$75	$21	$8	$14

Cost of revenues	274	257	378	395	259	133	177	149

Gross loss	(174)	(157)	(254)	(243)	(184)	(112)	(169)	(135)

Research and development	107	105	115	122	15	89	93	88
Selling, general and administrative	1,182	1,081	1,114	943	1,114	690	779	729

Total operating expenses	1,289	1,186	1,229	1,065	1,129	779	872	817

Loss from operations	(1,463)	(1,343)	(1,483)	(1,308)	(1,313)	(891)	(1,041)	(952)
Other income (expense), net	(394)	(114)	(27)	(19)	747	3,342	(6,144)	602

Income (loss) before income taxes	(1,857)	(1,457)	(1,510)	(1,327)	(566)	2,451	(7,185)	(350)

Income taxes	—	—	—	2	—	—	2	—

Net income (loss)	$(1,857)	$(1,457)	$(1,510)	$(1,329)	$(566)	$2,451	$(7,187)	$(350)

Net income (loss) per common share: Basic	(0.09)	(0.11)	(0.15)	(0.16)	(0.09)	0.50	(1.56)	(0.08)

Weighted average common shares outstanding:
Basic	21,346	13,565	10,269	8,146	6,242	4,912	4,615	4,294

Diluted	21,346	13,565	10,269	8,146	6,242	6,577	4,615	4,294